DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2023
Dividends1 [Abstract]
Summary of Dividends Declared and Paid	The following table summarizes the Group's dividends declared and paid on the dates indicated:

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 14, 2022	$0.8750	£0.7220	March 3, 2023	March 28, 2023	47,869	$41,885
March 21, 2023	$0.8750	£0.6860	May 26, 2023	June 30, 2023	48,165	42,144
May 9, 2023	$0.8750	£0.7040	September 1, 2023	September 29, 2023	48,157	42,137
September 1, 2023	$0.8750	£0.6840	December 1, 2023	December 29, 2023	47,857	41,875
Paid during the year ended December 31, 2023						$168,041
October 28, 2021	$0.8500	£0.6500	March 4, 2022	March 28, 2022	42,502	$36,127
March 22, 2022	$0.8500	£0.6860	May 27, 2022	June 30, 2022	42,527	36,148
May 16, 2022	$0.8500	£0.7320	September 2, 2022	September 26, 2022	42,294	35,950
August 8, 2022	$0.8500	£0.6900	November 25, 2022	December 28, 2022	41,447	35,230
Paid during the year ended December 31, 2022						$143,455
October 29, 2020	$0.8000	£0.5700	March 5, 2021	March 26, 2021	35,376	$28,301
March 8, 2021	$0.8000	£0.5620	May 28, 2021	June 24, 2021	42,472	33,970
April 30, 2021	$0.8000	£0.5760	September 3, 2021	September 24, 2021	42,480	33,984
August 5, 2021	$0.8000	£0.5980	November 26, 2021	December 17, 2021	42,480	33,984
Paid during the year ended December 31, 2021						$130,239